Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 30, 2014	$ 2,000	$ 3,817,667	$ (4,416,696)	$ (597,029)
Balance, shares at Jun. 30, 2014	20,000,000
Distribution		(100,000)		(100,000)
Shares issued for services	$ 1	244,813		244,814
Shares issued for services, shares	12,500
Shares issued for Asset Purchase	$ 6	54,994		55,000
Shares issued for Asset Purchase, shares	55,000
Shares issued for vendor credits	$ 30	299,970		300,000
Shares issued for vendor credits, shares	300,000
Stock options to employees
Net loss			(1,593,795)	(1,593,795)
Balance at Jun. 30, 2015	$ 2,037	4,317,444	(6,010,491)	(1,691,010)
Balance, shares at Jun. 30, 2015	20,367,500
Shares issued to employees	$ 13	113,987		114,000
Shares issued to employees,Shares	135,000
Stock issued to vendors	$ 19	114,181		114,200
Stock issued to vendors, Shares	190,307
Sale of shares	$ 45	116,205		116,205
Sale of shares, Shares	450,000
Shares issued for financing	$ 5	49,995		50,000
Shares issued for financing, Shares	50,000
Stock options to employees		433		433
Net loss			(1,782,766)	(1,782,766)
Balance at Jun. 30, 2016	$ 2,119	$ 4,712,245	$ (7,793,257)	(3,078,893)
Balance, shares at Jun. 30, 2016	21,192,807
Stock options to employees
Net loss				(1,052,688)
Balance at Dec. 31, 2016				$ (3,248,293)